AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 99.2%			ChemoCentryx, Inc.*	2,263	$95,996
Consumer Discretionary - 13.6%			CRISPR Therapeutics AG (Switzerland) *	819	42,547
At Home Group, Inc.*,1	17,301	$97,924	DexCom, Inc.*	2,468	594,171
Boot Barn Holdings, Inc. *,1	3,787	158,940	Exact Sciences Corp.*,1	6,049	564,251
Capri Holdings, Ltd. (United Kingdom)*	8,201	245,702	Global Blood Therapeutics, Inc.*,1	743	48,488
Carvana Co.*	52	4,121	Guardant Health, Inc.*,1	1,593	121,132
Century Communities, Inc. *,1	9,788	290,410	Immunomedics, Inc.*,1	17,935	333,053
Cooper Tire & Rubber Co.	1,828	48,424	Inspire Medical Systems, Inc. *	54	4,039
Cooper-Standard Holdings, Inc. *	362	9,600	Insulet Corp. *	2,821	547,387
Dana, Inc.	27,798	428,367	Karyopharm Therapeutics, Inc. *	15,791	255,025
Eldorado Resorts, Inc. *,1	12,553	750,418	Madrigal Pharmaceuticals, Inc.*,1	1,177	97,715
Etsy, Inc.*	1,626	79,365	Merit Medical Systems, Inc. *	3,043	110,826
Floor & Decor Holdings, Inc., Class A *,1	6,534	322,192	NanoString Technologies, Inc.*	9,744	264,744
Modine Manufacturing Co. *	14,912	104,831	Natera, Inc.*	9,682	338,967
Stoneridge, Inc.*	5,682	158,301	Nektar Therapeutics *,1	9,991	198,721
Total Consumer Discretionary		2,698,595	Novocure, Ltd. (Jersey) *	262	21,342
Energy - 2.0%			Pacira BioSciences, Inc. *	2,755	119,071
Euronav, N.V. (Belgium)	11,680	115,398	PTC Therapeutics, Inc. *	2,541	130,861
GasLog, Ltd. (Monaco)	2,570	16,654	Quanterix Corp. *	3,495	94,749
International Seaways, Inc. *	5,699	126,860	Sage Therapeutics, Inc. *,1	2,610	172,991
PDC Energy, Inc. *	3,140	67,792	Seattle Genetics, Inc. *	881	95,492
Valaris PLC (United Kingdom) [1]	12,772	65,265	Silk Road Medical, Inc. *	1,454	67,669
Total Energy		391,969	TherapeuticsMD, Inc.*	25,976	58,446
Financials - 5.7%			Total Health Care		5,664,107
Argo Group International Holdings,			Industrials - 11.1%
Ltd. (Bermuda)	1,502	98,531	AECOM*	3,350	161,571
James River Group Holdings, Ltd. (Bermuda)	1,549	66,514	Altra Industrial Motion Corp.	1,441	47,928
LPL Financial Holdings, Inc.	2,128	196,053	American Woodmark Corp. *	1,359	149,014
Texas Capital Bancshares, Inc. *	10,606	582,906	Azul, S. A. , ADR (Brazil) *	6,361	263,981
Webster Financial Corp.	4,347	195,006	EnerSys	2,416	173,855
Total Financials		1,139,010	JetBlue Airways Corp. *	17,858	354,124
Health Care - 28.4%			Knight-Swift Transportation Holdings, Inc. [1]	7,602	281,882
10X Genomics, Inc., Class A*,1	2,331	213,030
			MasTec, Inc. *,1	681	39,328
ABIOMED, Inc.*	51	9,501
			Meritor, Inc. *	1,502	32,909
ACADIA Pharmaceuticals, Inc. *	751	29,995
			Mesa Air Group, Inc.*	16,338	139,527
Acceleron Pharma, Inc. *	1,473	133,719
			Quanta Services, Inc.	8,967	351,058
Adaptive Biotechnologies Corp. *,1	5,191	155,237
			Tutor Perini Corp. *,1	19,554	220,178
Aerie Pharmaceuticals, Inc. *,1	2,836	58,081
			Total Industrials		2,215,355
Alnylam Pharmaceuticals, Inc. *,1	526	60,380
			Information Technology - 31.0%
Amarin Corp. PLC, ADR (Ireland) *,1	1,035	19,199
			Alteryx, Inc. , Class A*,1	2,501	348,814
Biohaven Pharmaceutical Holding Co., Ltd. *,1	2,943	142,706	Ambarella, Inc. *	1,100	65,054
BioMarin Pharmaceutical, Inc. *	3,384	282,564	Anaplan, Inc.*	358	20,617
Bluebird Bio, Inc.*,1	2,284	182,012	Benefitfocus, Inc.*,1	2,075	38,387

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Shares	Value

Information Technology - 31.0%			Real Estate - 2.4%
(continued)			Brixmor Property Group, Inc. , REIT	3,549	$70,838
Coherent, Inc. *	877	$124,034
			Corporate Office Properties Trust, REIT	5,598	166,653
Coupa Software, Inc.*	1,091	175,815
			SITE Centers Corp., REIT	7,613	96,761
Cree, Inc.*	14,935	694,328
			Spirit Realty Capital, Inc. , REIT	1,042	54,997
Euronet Worldwide, Inc. *	441	69,519
			STAG Industrial, Inc. , REIT	2,646	85,307
Five9, Inc. *,1	3,699	265,329
			Total Real Estate		474,556
Guidewire Software, Inc. *,1	38	4,275	Total Common Stocks
HubSpot, Inc. *,1	1,100	199,034	(Cost $17,874,295)		19,744,403
Impinj, Inc. *	2,515	80,933
				Principal
KBR, Inc.	8,123	220,946		Amount
MACOM Technology Solutions Holdings, Inc. *,1	2,265	64,371	Short-Term Investments - 8.9%
Medallia, Inc. *	5,845	164,946	Joint Repurchase Agreements - 6.7%[2]
Mellanox Technologies, Ltd. (Israel) *	2,834	342,631	Cantor Fitzgerald Securities, Inc. , dated 01/31/20,
			due 02/03/20, 1.600% total to be received
MKS Instruments, Inc.	2,537	265,929	$1,000,133 (collateralized by various
Model N, Inc.*	6,136	191,382	U. S. Government Agency Obligations and
MongoDB, Inc.*,1	1,800	295,038	U. S. Treasuries, 0.000% - 8.500%, 02/04/20 -
			12/20/69, totaling $1,020,000)	$1,000,000	1,000,000
Monolithic Power Systems, Inc.	57	9,757
			JP Morgan Securities LLC, dated 01/31/20, due
Nutanix, Inc. , Class A *	5,553	180,306	02/03/20, 1.570% total to be received $325,629
Okta, Inc. *,1	307	39,311	(collateralized by various U.S. Treasuries,
Paylocity Holding Corp. *	237	33,628	2.250% - 3.875%, 08/15/27 - 08/15/40, totaling
			$332,098)	325,586	325,586
Perficient, Inc.*	5,966	296,510
			Total Joint Repurchase Agreements		1,325,586
Ping Identity Holding Corp. *,1	5,220	126,585
Rapid7, Inc.*	1,519	90,198		Shares
			Other Investment Companies - 2.2%
Science Applications International Corp.	2,875	252,339
			Dreyfus Government Cash Management Fund,
SYNNEX Corp.	2,710	373,330	Institutional Shares, 1.49% [3]	148,286	148,286
Teradyne, Inc.	55	3,629	Dreyfus Institutional Preferred Government
The Trade Desk, Inc. , Class A *,1	253	68,103	Money Market Fund, Institutional Shares,
			1.52% [3]	148,286	148,286
Ultra Clean Holdings, Inc. *,1	26,000	598,260
Virtusa Corp. *	2,469	102,809	JPMorgan U.S. Government Money Market Fund,
			IM Shares, 1.52% [3]	152,780	152,780
WEX, Inc.*	102	22,126
			Total Other Investment Companies		449,352
Zendesk, Inc. *	1,457	125,885
			Total Short-Term Investments
Zscaler, Inc. *,1	695	38,983	(Cost $1,774,938)		1,774,938
Zuora, Inc., Class A *,1	11,505	169,699	Total Investments - 108.1%
Total Information Technology		6,162,840	(Cost $19,649,233)		21,519,341
Materials - 5.0%			Other Assets, less Liabilities - (8.1)%		(1,616,326)
Allegheny Technologies, Inc. *,1	26,959	465,043	Net Assets - 100.0%		$19,903,015
Carpenter Technology Corp.	9,287	369,065
Huntsman Corp.	7,970	163,863
Total Materials		997,971

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

* Non-income producing security.	[3] Yield shown represents the January 31, 2020, seven day average yield, which refers to
[1] Some of these securities, amounting to $5,698,585 or 28.6% of net assets, were out on	the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury	percentage.
Obligations. See below for more information.	ADR	American Depositary Receipt
[2] Cash collateral received for securities lending activity was invested in these joint	REIT	Real Estate Investment Trust
repurchase agreements.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
		Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †		$19,744,403	—	—	$19,744,403
Short-Term Investments
Joint Repurchase Agreements		—	$1,325,586	—	1,325,586
Other Investment Companies		449,352	—	—	449,352
Total Investments in Securities		$20,193,755	$1,325,586	—	$21,519,341

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received

$5,698,585	$1,325,586	$4,638,734	$5,964,320

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:

Collateral	Coupon	Maturity
Type	Range	Date Range

U. S. Treasury Obligations	0.000%-7.625%	02/13/20-11/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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